Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Composition of Loan Portfolio
The composition of the loan portfolio at December 31, by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2025	2024
Commercial
Commercial	$149,522	$135,254
Lease financing	4,436	4,230
Total commercial	153,958	139,484
Commercial Real Estate
Commercial mortgages	39,476	38,619
Construction and development	9,444	10,240
Total commercial real estate	48,920	48,859
Residential Mortgages
Residential mortgages	110,788	112,806
Home equity loans, first liens	5,097	6,007
Total residential mortgages	115,885	118,813
Credit Card	32,234	30,350
Other Retail
Retail leasing	3,524	4,040
Home equity and second mortgages	14,025	13,565
Revolving credit	4,561	3,747
Installment	14,653	14,373
Automobile	3,575	6,601
Total other retail	40,338	42,326
Total loans	$391,335	$379,832

Activity in Allowance for Credit Losses by Portfolio Class
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans
Balance at December 31, 2024	$2,175	$1,508	$783	$2,640	$819	$7,925
Add
Provision for credit losses	686	(67)	(40)	1,352	255	2,186
Deduct
Loans charged-off	670	210	15	1,461	337	2,693
Less recoveries of loans charged-off	(120)	(57)	(19)	(238)	(95)	(529)
Net loan charge-offs (recoveries)	550	153	(4)	1,223	242	2,164
Balance at December 31, 2025	$2,311	$1,288	$747	$2,769	$832	$7,947
Balance at December 31, 2023	$2,119	$1,620	$827	$2,403	$870	$7,839
Add
Provision for credit losses	608	53	(53)	1,464	166	2,238
Deduct
Loans charged-off	652	229	13	1,406	313	2,613
Less recoveries of loans charged-off	(100)	(64)	(22)	(179)	(96)	(461)
Net loan charge-offs (recoveries)	552	165	(9)	1,227	217	2,152
Balance at December 31, 2024	$2,175	$1,508	$783	$2,640	$819	$7,925
Balance at December 31, 2022	$2,163	$1,325	$926	$2,020	$970	$7,404
Add
Change in accounting principle(a)	—	—	(31)	(27)	(4)	(62)
Allowance for acquired credit losses(b)	—	127	—	—	—	127
Provision for credit losses	270	431	41	1,259	274	2,275
Deduct
Loans charged-off	389	281	129	1,014	478	2,291
Less recoveries of loans charged-off	(75)	(18)	(20)	(165)	(108)	(386)
Net loan charge-offs (recoveries)	314	263	109	849	370	1,905
Balance at December 31, 2023	$2,119	$1,620	$827	$2,403	$870	$7,839
(a)Effective January 1, 2023, the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings.
(b)Represents allowance for credit deteriorated and charged-off loans acquired from MUB.

Credit Quality Indicators
The following table provides a summary of loans charged-off by portfolio class and year of origination for the years ended December 31:

(Dollars in Millions)	Commercial	Commercial Real Estate(a)	Residential Mortgage(b)	Credit Card(c)	Other Retail(d)	Total Loans
2025
Originated in 2025	$46	$—	$—	$—	$8	$54
Originated in 2024	151	44	—	—	44	239
Originated in 2023	60	55	—	—	65	180
Originated in 2022	58	99	2	—	48	207
Originated in 2021	17	1	1	—	43	62
Originated prior to 2021	44	5	12	—	34	95
Revolving	294	6	—	1,461	95	1,856
Total charge-offs	$670	$210	$15	$1,461	$337	$2,693
2024
Originated in 2024	$30	$117	$—	$—	$13	$160
Originated in 2023	84	51	—	—	47	182
Originated in 2022	178	55	3	—	52	288
Originated in 2021	32	1	—	—	40	73
Originated in 2020	12	1	—	—	21	34
Originated prior to 2020	41	4	10	—	35	90
Revolving	275	—	—	1,406	105	1,786
Total charge-offs	$652	$229	$13	$1,406	$313	$2,613
2023
Originated in 2023	$48	$63	$—	$—	$57	$168
Originated in 2022	63	88	1	—	130	282
Originated in 2021	30	69	6	—	83	188
Originated in 2020	17	2	8	—	38	65
Originated in 2019	15	3	16	—	31	65
Originated prior to 2019	53	56	98	—	31	238
Revolving	163	—	—	1,014	80	1,257
Revolving converted to term	—	—	—	—	28	28
Total charge-offs	$389	$281	$129	$1,014	$478	$2,291
Note: Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended. Predominantly all current year and near term loan origination years for gross charge-offs relate to existing loans that have had recent maturity date, pricing or commitment amount amendments.
(a) Includes $91 million of 2023 charge-offs related to uncollectible amounts on acquired loans.
(b) Includes $117 million of 2023 charge-offs related to balance sheet repositioning and capital management actions.
(c) Predominantly all credit card loans are considered revolving loans. Includes an immaterial amount of charge-offs related to revolving converted to term loans
(d) Includes $192 million of 2023 charge-offs related to balance sheet repositioning and capital management actions..
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

	December 31, 2025					December 31, 2024
		Criticized					Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total	Pass	Special Mention	Classified(a)	Total Criticized	Total
Commercial
Originated in 2025	$72,408	$219	$762	$981	$73,389	$—	$—	$—	$—	$—
Originated in 2024	24,342	168	637	805	25,147	57,578	503	1,034	1,537	59,115
Originated in 2023	7,532	47	278	325	7,857	19,128	173	564	737	19,865
Originated in 2022	10,044	23	287	310	10,354	19,718	231	370	601	20,319
Originated in 2021	2,848	2	11	13	2,861	4,677	60	92	152	4,829
Originated prior to 2021	4,083	21	73	94	4,177	6,812	76	143	219	7,031
Revolving(b)	29,227	484	462	946	30,173	27,344	169	812	981	28,325
Total commercial	150,484	964	2,510	3,474	153,958	135,257	1,212	3,015	4,227	139,484
Commercial real estate
Originated in 2025	15,466	143	981	1,124	16,590	—	—	—	—	—
Originated in 2024	6,368	88	338	426	6,794	9,652	261	1,772	2,033	11,685
Originated in 2023	3,232	65	444	509	3,741	5,213	42	760	802	6,015
Originated in 2022	5,211	242	613	855	6,066	9,047	661	913	1,574	10,621
Originated in 2021	4,543	99	134	233	4,776	6,515	100	196	296	6,811
Originated prior to 2021	8,241	202	424	626	8,867	10,822	148	608	756	11,578
Revolving	1,991	82	7	89	2,080	2,078	—	68	68	2,146
Revolving converted to term	5	—	1	1	6	3	—	—	—	3
Total commercial real estate	45,057	921	2,942	3,863	48,920	43,330	1,212	4,317	5,529	48,859
Residential mortgages(c)
Originated in 2025	11,917	—	1	1	11,918	—	—	—	—	—
Originated in 2024	7,249	—	14	14	7,263	10,291	—	—	—	10,291
Originated in 2023	7,758	—	35	35	7,793	8,764	—	11	11	8,775
Originated in 2022	24,620	—	61	61	24,681	28,484	—	43	43	28,527
Originated in 2021	30,991	—	57	57	31,048	34,694	—	35	35	34,729
Originated prior to 2021	32,900	—	282	282	33,182	36,211	—	280	280	36,491
Total residential mortgages	115,435	—	450	450	115,885	118,444	—	369	369	118,813
Credit card(d)	31,829	—	405	405	32,234	29,915	—	435	435	30,350
Other retail
Originated in 2025	6,290	—	4	4	6,294	—	—	—	—	—
Originated in 2024	5,075	—	10	10	5,085	7,398	—	3	3	7,401
Originated in 2023	2,720	—	11	11	2,731	3,966	—	9	9	3,975
Originated in 2022	2,571	—	11	11	2,582	4,085	—	11	11	4,096
Originated in 2021	3,937	—	9	9	3,946	6,537	—	14	14	6,551
Originated prior to 2021	3,938	—	17	17	3,955	5,543	—	21	21	5,564
Revolving	14,780	—	123	123	14,903	13,846	—	120	120	13,966
Revolving converted to term	799	—	43	43	842	731	—	42	42	773
Total other retail	40,110	—	228	228	40,338	42,106	—	220	220	42,326
Total loans	$382,915	$1,885	$6,535	$8,420	$391,335	$369,052	$2,424	$8,356	$10,780	$379,832
Total outstanding commitments	$828,343	$3,094	$8,348	$11,442	$839,785	$778,155	$3,875	$10,441	$14,316	$792,471
Note: Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended. Predominantly all current year and nearer term loan origination years for criticized loans relate to existing loans that have had recent maturity date, pricing or commitment amount amendments.
(a)Classified rating on consumer loans primarily based on delinquency status.
(b)Includes an immaterial amount of revolving converted to term loans.
(c)At December 31, 2025, $3.5 billion of GNMA loans 90 days or more past due and $1.3 billion of modified GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $2.3 billion and $1.4 billion at December 31, 2024, respectively.
(d)Predominately all credit card loans are considered revolving loans. Includes an immaterial amount of revolving converted to term loans.
Loans by Portfolio Class, Including Delinquency Status
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming(b)	Total
December 31, 2025
Commercial	$152,704	$439	$98	$717	$153,958
Commercial real estate	48,340	49	13	518	48,920
Residential mortgages(a)	115,235	214	285	151	115,885
Credit card	31,410	419	405	—	32,234
Other retail	39,938	187	52	161	40,338
Total loans	$387,627	$1,308	$853	$1,547	$391,335
December 31, 2024
Commercial	$138,362	$356	$96	$670	$139,484
Commercial real estate	47,948	78	9	824	48,859
Residential mortgages(a)	118,267	188	206	152	118,813
Credit card	29,487	428	435	—	30,350
Other retail	41,886	229	64	147	42,326
Total loans	$375,950	$1,279	$810	$1,793	$379,832
(a)At December 31, 2025, $606 million of loans 30–89 days past due and $3.5 billion of loans 90 days or more past due purchased and that could be purchased from GNMA mortgage pools under delinquent loan repurchase options whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $660 million and $2.3 billion at December 31, 2024, respectively.
(b)The Company recognized interest income on nonperforming loans of $22 million and $29 million for the years ended December 31, 2025 and 2024, respectively, compared to what would have been recognized at the original contractual terms of the loans of $55 million and $66 million, respectively.
Loans Modified	The following table provides a summary of period-end balances of loans modified during the periods presented, by portfolio class and modification granted:

Year Ended December 31 (Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)	Total Modifications	Percent of Class Total
2025
Commercial	$93	$2	$595	$64	$754.5%
Commercial real estate	—	—	824	31	855	1.7
Residential mortgages(b)	—	303	14	26	343.3
Credit card	449	12	—	—	461	1.4
Other retail	6	9	90	6	111.3
Total loans, excluding loans purchased from GNMA mortgage pools	548	326	1,523	127	2,524.6
Loans purchased from GNMA mortgage pools(b)	—	1,057	397	420	1,874	1.6
Total loans	$548	$1,383	$1,920	$547	$4,398	1.1%
2024
Commercial	$77	$2	$526	$—	$605.4%
Commercial real estate	43	—	1,107	70	1,220	2.5
Residential mortgages(b)	—	79	17	23	119.1
Credit card	414	11	—	—	425	1.4
Other retail	7	3	125	4	139.3
Total loans, excluding loans purchased from GNMA mortgage pools	541	95	1,775	97	2,508.7
Loans purchased from GNMA mortgage pools(b)	1	1,215	292	407	1,915	1.6
Total loans	$542	$1,310	$2,067	$504	$4,423	1.2%
2023
Commercial	$46	$—	$286	$33	$365.3%
Commercial real estate	—	—	645	72	717	1.3
Residential mortgages(b)	—	234	26	20	280.2
Credit card	349	1	—	—	350	1.2
Other retail	7	21	144	3	175.4
Total loans, excluding loans purchased from GNMA mortgage pools	402	256	1,101	128	1,887.5
Loans purchased from GNMA mortgage pools(b)	—	1,263	255	321	1,839	1.6
Total loans	$402	$1,519	$1,356	$449	$3,726	1.0%
(a)Includes $239 million of total loans receiving a payment delay and term extension, $243 million of total loans receiving an interest rate reduction and term extension and $65 million of total loans receiving an interest rate reduction, payment delay and term extension for the year ended December 31, 2025, compared with $310 million, $155 million and $39 million for the year ended December 31, 2024, respectively, and $329 million, $112 million, and $8 million for the year ended December 31, 2023, respectively.
(b)Percent of class total amounts expressed as a percent of total residential mortgage loan balances.
The following table summarizes the effects of loan modifications made to borrowers on loans modified:

Year Ended December 31	Weighted-Average Interest Rate Reduction	Weighted-Average Months of Term Extension
2025
Commercial(a)	11.8%	13
Commercial real estate	2.7	12
Residential mortgages	1.2	86
Credit card	16.1	—
Other retail	6.4	7
Loans purchased from GNMA mortgage pools	.4	103
2024
Commercial(a)	20.3	11
Commercial real estate	3.2	13
Residential mortgages	1.1	90
Credit card	16.4	—
Other retail	7.7	5
Loans purchased from GNMA mortgage pools	.6	110
2023
Commercial(a)	13.0	12
Commercial real estate	3.5	11
Residential mortgages	1.2	98
Credit card	15.4	—
Other retail	7.9	4
Loans purchased from GNMA mortgage pools	.6	103
Note: The weighted-average payment deferral for all portfolio classes was less than $1 million for the years ended December 31, 2025, 2024, and 2023. Forbearance payments are required to be paid at the end of the original term loan.
(a)The weighted-average interest rate reduction was primarily driven by commercial cards.
The following table provides a summary of loan balances as of December 31, which were modified during the prior twelve months, by portfolio class and delinquency status:

(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Total
2025
Commercial	$598	$19	$134	$751
Commercial real estate	842	—	12	854
Residential mortgages(a)	1,289	4	10	1,303
Credit card	328	79	42	449
Other retail	83	14	6	103
Total loans	$3,140	$116	$204	$3,460
2024
Commercial	$395	$26	$167	$588
Commercial real estate	875	26	319	1,220
Residential mortgages(a)	1,469	4	6	1,479
Credit card	302	73	39	414
Other retail	112	19	6	137
Total loans	$3,153	$148	$537	$3,838
(a)At December 31, 2025, $371 million of loans 30-89 days past due and $386 million of loans 90 days or more past due purchased and that could be purchased from GNMA mortgage pools under delinquent loan repurchase options whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $442 million and $324 million at December 31, 2024, respectively.

Loans Modified During the year that Defaulted
The following table provides a summary of loans that defaulted (fully or partially charged-off or became 90 days or more past due) that were modified within twelve months prior to default.

Year Ended December 31 (Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)
2025
Commercial	$40	$—	$9	$14
Commercial real estate	—	—	—	—
Residential mortgages	—	—	2	4
Credit card	141	—	—	—
Other retail	2	—	19	—
Total loans, excluding loans purchased from GNMA mortgage pools	183	—	30	18
Loans purchased from GNMA mortgage pools	—	144	119	148
Total loans	$183	$144	$149	$166
2024
Commercial	$30	$—	$45	$—
Commercial real estate	43	—	137	—
Residential mortgages	—	3	—	3
Credit card	128	—	—	—
Other retail	2	—	20	—
Total loans, excluding loans purchased from GNMA mortgage pools	203	3	202	3
Loans purchased from GNMA mortgage pools	1	168	78	89
Total loans	$204	$171	$280	$92
(a)Includes $79 million of total loans receiving a payment delay and term extension, $77 million of total loans receiving an interest rate reduction and term extension and $10 million of total loans receiving an interest rate reduction, payment delay and term extension for the year ended December 31, 2025, compared with $81 million, $8 million and $3 million for the year ended December 31, 2024, respectively.
The following table provides a summary of loans that defaulted (fully or partially charged-off or became 90 days or more past due) that were modified on or after January 1, 2023, the date the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings, through December 31, 2023:

Year Ended December 31 (Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)
2023
Commercial	$7	$—	$—	$—
Commercial real estate	—	—	1	—
Residential mortgages	—	8	2	1
Credit card	35	—	—	—
Other retail	1	1	11	—
Total loans, excluding loans purchased from GNMA mortgage pools	43	9	14	1
Loans purchased from GNMA mortgage pools	—	67	30	37
Total loans	$43	$76	$44	$38
(a) Represents loans receiving a payment delay and term extension.